Form N-1A Cover	Sep. 21, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PACIFIC SELECT FUND
Entity Central Index Key	0000813900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 21, 2026
Prospectus Date	May 01, 2026